EMPLOYEE BENEFIT PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended								1 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2013 Multi-employer defined contribution plan	Dec. 31, 2013 Multi-employer defined contribution plan PRC	Dec. 31, 2012 Multi-employer defined contribution plan PRC	Dec. 31, 2011 Multi-employer defined contribution plan PRC	Dec. 31, 2013 Multi-employer defined contribution plan PRC Minimum	Dec. 31, 2013 Multi-employer defined contribution plan PRC Maximum	Dec. 31, 2013 401(k) retirement plan	Dec. 31, 2012 401(k) retirement plan	Dec. 31, 2011 401(k) retirement plan	Nov. 30, 2008 401(k) retirement plan Maximum
Defined contribution plan
Percentage of employees' salaries on which the entity has to accrue benefits as per labor regulations							33.50%	45.90%
Employer matching contribution (as a percent)												3.00%
Total contribution to the plan				$ 1,024	$ 1,324	$ 1,045			$ 2	$ 74	$ 155
Additional legal obligations or liabilities			0						0
Defined benefit plan
Number of former executive officers for whom the defined benefit plan is established	2
Number of former executive officers whose salaries and length of service periods are considered for guaranteed retirement benefit	2
Number of former executive officers terminated their employment relationship with the Company and opted to have a lump sum cash distribution		2
Accumulated defined benefit		244
Assets and obligation		$ 0